Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	68 Months Ended
	Nov. 01, 2019	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000210871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		6.64%	7.49%	7.05%
C000210872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		8.71%	7.46%	6.91%
Without Sales Load [Member] | C000210871
Average Annual Return [Line Items]
Average Annual Return, Percent		10.84%	8.32%	7.78%
Without Sales Load [Member] | C000210872
Average Annual Return [Line Items]
Average Annual Return, Percent		9.71%	7.46%	6.91%
Without Sales Load [Member] | C000210870
Average Annual Return [Line Items]
Average Annual Return, Percent		11.09%	8.58%	8.04%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		11.62%	9.62%	9.28%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		11.62%	9.62%	9.28%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		11.62%	9.62%	9.28%